Property and Equipment, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, net

Property and equipment, net consist of the following (in thousands):

		September 30,	December 31,
	Useful Life	2023	2022
Land	—	$5,025	$5,025
Buildings	40 years	8,325	8,325
Furniture and fixtures	7 years	677	677
Lab equipment	5 years	4,003	4,003
Leasehold improvements	Lesser of estimated useful life or related lease term	52	52
Office equipment	5 years	17	17
Vehicles	5 years	112	112
		18,211	18,211
Less: Accumulated depreciation		(3,541)	(2,690)
		$14,670	$15,521

	December 31,
	Useful Life	2021	2022
Land	—	$5,025	$5,025
Buildings	40 years	8,311	8,325
Furniture and fixtures	7 years	677	677
Lab equipment	5 years	3,907	4,003
Leasehold improvements	Lesser of estimated useful life or related lease term	52	52
Office equipment	5 years	17	17
Vehicles	5 years	112	112
		18,101	18,211
Less: Accumulated depreciation		(1,534)	(2,690)
		$16,567	$15,521